Investments - Schedule of Short-Term and Long-Term Debt Securities (Details) - Available-for-sale debt securities of Yibon [Member] - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Available-for-Sale Debt Securities [Line Items]
Amortized cost	¥ 103,701,474	¥ 103,701,474
Gross unrecognized holding gains
Gross unrecognized gains
Gross unrealized gains	2,797,663	2,797,663
Gross unrealized losses	(2,789,865)	(2,789,865)
Fair value	¥ 103,709,272	¥ 103,709,272